Income tax expense and other taxes - Schedule of reconciliation between tax expense and the product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense [abstract]
Income tax at Colombian statutory rate	32.00%	33.00%	37.00%
Productive fixed assets special deduction	0.00%	0.00%	(268.00%)
Permanent differences	(19.00%)	(16.00%)	(390.80%)
Non-deductible taxes	0.00%	0.00%	16.00%
Effect of tax exemptions and tax rates in foreign jurisdictions	(7.00%)	(11.00%)	1191.20%
Non recognized deferred tax assets	(11.00%)	(9.00%)	(544.90%)
Prior year adjustments	0.00%	0.00%	(5.80%)
Changes in tax rates	0.00%	0.00%	59.90%
Effective tax rate	(5.00%)	(3.00%)	95.00%
Net (loss) profit for the year	$ (1,094,135)	$ (893,995)	$ 1,143
Total, income tax expense	49,431	23,983	20,213
(Loss) Profit before income tax	(1,044,704)	(870,012)	21,356
Income tax at Colombian statutory rate	(334,305)	(287,104)	7,902
Productive fixed assets special deduction			(57,229)
Permanent differences (1)	195,061	136,798	(83,458)
Non-deductible taxes		(167)	3,413
Effect of tax exemptions, tax rates and exchange rates in foreign jurisdictions	75,132	91,570	254,391
Non recognized deferred tax assets	115,817	82,362	(116,362)
Prior year adjustments	(2,114)	(36)	(1,245)
Changes in tax rates	$ (160)	$ 560	$ 12,801